Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property and Equipment, Net (Details) [Line Items]
Total consideration	$ 9,441,561
Gain on sales of property and equipment	$ (3,746,247)
Disposed of miners	1,779
Depreciation expenses	$ 13,113,964	$ 3,342,655
15,808 Miners [Member]
Property and Equipment, Net (Details) [Line Items]
Gain on sales of property and equipment	610,520
15,808 Miners [Member] | Maximum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation	11,044,804
15,808 Miners [Member] | Minimum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation	2,213,763
1,779 Miners [Member]
Property and Equipment, Net (Details) [Line Items]
Incurred loss	4,356,767
1,779 Miners [Member] | Maximum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation	5,307,790
1,779 Miners [Member] | Minimum [Member]
Property and Equipment, Net (Details) [Line Items]
Accumulated depreciation	$ 951,024
ETH [Member]
Property and Equipment, Net (Details) [Line Items]
Purchased to miners	731
Estimated useful life	3 years
Three Third Party [Member]
Property and Equipment, Net (Details) [Line Items]
sold to miners	15,808